Revenues - Schedule of Breakdown of Revenues by Product Line (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	€ 1,904,549	€ 1,492,840	€ 1,292,402
Zegna branded products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	1,109,491	923,942	847,311
Thom Browne
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	378,410	330,014	263,397
Tom Ford Fashion
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	235,531	0	0
Textile
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	150,986	136,769	102,244
Third Party Brands
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	25,343	97,792	74,957
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	€ 4,788	€ 4,323	€ 4,493